                    METLIFE INSURANCE COMPANY OF CONNECTICUT
            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                   GOLD TRACK
                                GOLD TRACK SELECT

                   METLIFE OF CT FUND U FOR VARIABLE ANNUITIES
                                UNIVERSAL ANNUITY
                           UNIVERSAL ANNUITY ADVANTAGE
                            UNIVERSAL SELECT ANNUITY

                       METLIFE OF CT SEPARATE ACCOUNT QPN
                         METLIFE RETIREMENT PERSPECTIVES
                       UNALLOCATED GROUP VARIABLE ANNUITY

           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                       METLIFE RETIREMENT ACCOUNT ANNUITY

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
            METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                       METLIFE RETIREMENT ACCOUNT ANNUITY

                       SUPPLEMENT DATED DECEMBER 29, 2006
                                     TO THE
       PROSPECTUSES DATED MAY 1, 2006 AND AUGUST 2, 2006 (AS SUPPLEMENTED)

The MetLife Insurance Company of Connecticut and the MetLife Life and Annuity Company of Connecticut (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain Underlying Funds ("Existing Funds") and substitute new Underlying Funds ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an Underlying Fund under your Contract, such Replacement Fund will be added as an Underlying Fund on or before the date of the substitution. PLEASE RETAIN THIS SUPPLEMENT AND KEEP IT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

To the extent required by law, approval of the proposed substitution is being obtained from state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. THE COMPANY ANTICIPATES THAT IF SUCH ORDER IS GRANTED, THE PROPOSED SUBSTITUTIONS WILL OCCUR ON OR ABOUT MAY 1, 2007.

The proposed substitution and respective adviser and/or sub-adviser applicable to all of the Contracts listed above EXCEPT Unallocated Group Variable Annuity and Gold Track is:



EXISTING FUND AND CURRENT ADVISER                REPLACEMENT FUND AND SUB-ADVISER

  PIMCO Variable Insurance Trust -- Real           Met Investors Series Trust -- PIMCO
  Return Portfolio (Administrative                 Inflation Protected Bond Portfolio (Class A)
  Class)                                           Pacific Investment Management Company LLC
  Pacific Investment Management Company
  LLC

The proposed substitutions and respective advisers and/or sub-advisers applicable to all of the Contracts listed above EXCEPT MetLife Retirement Perspectives, Unallocated Group Variable Annuity and MetLife Retirement Account Annuity are:



EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER           REPLACEMENT FUND AND SUB-ADVISER
  Dreyfus Stock Index Fund, Inc. (Initial                 Metropolitan Series Fund, Inc. -- MetLife
  Class)                                                  Stock Index Portfolio (Class A)
  The Dreyfus Corporation                                 Metropolitan Life Insurance Company


  Fidelity Variable Insurance Products Fund --            Metropolitan Series Fund, Inc. -- BlackRock
  Asset Manager(SM) Portfolio (Initial Class)             Diversified Portfolio (Class A)
  Fidelity Management & Research Company                  BlackRock Advisors, LLC


  Franklin Templeton Variable Insurance                   Met Investors Series Trust -- Loomis Sayles
  Products Trust -- Templeton Global Asset                Global Markets Portfolio (Class A)
  Allocation Fund  (Class I)                              Loomis Sayles & Company, L.P.
  Templeton Investment Counsel, LLC/Franklin
  Investment Management Limited


The proposed substitution and respective adviser and/or sub-adviser applicable to all of the Contracts listed above EXCEPT Universal Annuity Advantage, Universal Select Annuity, Unallocated Group Variable Annuity and MetLife Retirement Perspectives is:



EXISTING FUND AND CURRENT ADVISER                REPLACEMENT FUND AND SUB-ADVISER
  Putnam Variable Trust -- Putnam VT               Met Investors Series Trust -- MFS
  International Equity Fund (Class IB)             Research International Portfolio (Class B)
  Putnam Investment Management, LLC                Massachusetts Financial Services Company


The proposed substitutions and respective advisers and/or sub-advisers applicable to all of the Contracts listed above EXCEPT Gold Track, Universal Annuity, Universal Annuity Advantage, and Universal Select Annuity are:



EXISTING FUND AND CURRENT ADVISER                       REPLACEMENT FUND AND SUB-ADVISER
  Lord Abbett Series Fund, Inc. -- Lord Abbett            Met Investors Series Trust -- Lord Abbett
  Growth and Income Series Fund (Class VC)                Growth and Income Portfolio (Class B)
  Lord Abbett & Co. LLC                                   Lord Abbett & Co. LLC


  Lord Abbett Series Fund, Inc, -- Lord Abbett            Met Investors Series Trust -- Lord Abbett
  Mid Cap Value Series Fund (Class VC)                    Mid-Cap Value Portfolio (Class B)
  Lord Abbett & Co. LLC                                   Lord Abbett & Co. LLC


The proposed substitutions and respective advisers and/or sub-advisers applicable to all of the Contracts listed above EXCEPT Universal Annuity, Universal Annuity Advantage, Universal Select Annuity, Unallocated Group Variable Annuity and MetLife Retirement Perspectives are:



EXISTING FUND AND CURRENT ADVISER/SUB ADVISER           REPLACEMENT FUND AND SUB-ADVISER
  AIM Variable Insurance Funds --  AIM V.I.               Metropolitan Series Fund, Inc. -- Capital
  Core Equity Fund (Series I)                             Guardian U.S. Equity Portfolio (Class A)
  AIM Advisers, Inc.                                      Capital Guardian Trust Company


  Credit Suisse Trust -- Credit Suisse Emerging           Met Investors Series Trust -- MFS Emerging
  Markets Portfolio                                       Markets Equity Portfolio (Class A)
  Credit Suisse Asset Management, LLC/ Credit             Massachusetts Financial Services Company
  Suisse Asset Management Limited (U.K.),
  (Australia)


The proposed substitution and respective adviser and/or sub-adviser applicable to all of the Contracts listed above is:



EXISTING FUND AND CURRENT ADVISER                REPLACEMENT FUND AND SUB-ADVISER
  Putnam Variable Trust -- Putnam VT               Met Investors Series Trust -- Third Avenue
  Small Cap Value Fund (Class IB)                  Small-Cap Value Portfolio (Class B)
  Putnam Investment Management, LLC                Third Avenue Management LLC

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your contract value, purchase payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your Contract Value before the substitution takes place.

     - You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract Owners or agents of Contract Owners.

     - If you make one transfer from the above Existing Fund before the substitution or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitution, your Contract Value in the variable investment option will be the same as before the substitution. However, the number of units you are credited in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     - There will be no tax consequences to you.

Following the substitution, we will send you a prospectus for Met Investors Series Trust and/or Metropolitan Series Fund, Inc. as well as notice of the actual date of the substitution and confirmation of transfer.

This supplement should be read in its entirety and kept together with your prospectus for future reference. Please contact us at 1-800-842-9406 (NOTE THAT THIS IS A NEW CONTACT NUMBER), or write us at Metropolitan Insurance Company of Connecticut, Annuity Operations and Services, One City Place, 185 Asylum Street, Hartford Connecticut, 06103-3415 if you have any questions.